Net income per share (Details) In Thousands, except Share data, unless otherwise specified	3 Months Ended						6 Months Ended
	Sep. 30, 2013 USD ($)		Sep. 30, 2013 CNY		Sep. 30, 2012 CNY		Sep. 30, 2013 USD ($)		Sep. 30, 2013 CNY		Sep. 30, 2012 CNY		Sep. 30, 2013 Convertible Notes [Member] KKR Notes [Member]	Sep. 30, 2013 Convertible Notes [Member] GMHL Notes [Member]
Numerator:
Net income attributable to the Company's shareholders	$ 4,069		24,904		24,695		$ 9,446		57,810		55,788
Earnings allocated to participating convertible notes	(118)	[1]	(722)	[1]	(491)	[1]	(722)	[1]	(4,417)	[1]	(1,813)	[1]
Net income for basic and diluted net income per share	$ 3,951		24,182		24,204		$ 8,724		53,393		53,975
Denominator:
Weighted average ordinary shares outstanding for basic and diluted net income per share	73,003,248		73,003,248		69,860,425		73,003,248		73,003,248		71,502,502
Net income per share attributable to ordinary shares:
- Basic	$ 0.05		0.33		0.34		$ 0.12		0.73		0.75
- Diluted	$ 0.05	[2]	0.33	[2]	0.34	[2]	$ 0.12	[2]	0.73	[2]	0.75	[2]
Debt Instrument [Line Items]
Interest rate	7.00%		7.00%				7.00%		7.00%				7.00%	7.00%
Anti-dilutive ordinary shares	40,521,495		40,521,495		22,903,454		40,521,495		40,521,495		22,903,454

[1]	The KKR Notes and GM Notes provide KKRCHIL and GMHL with the ability to participate in any excess cash dividend. Excess cash dividend means any cash dividend to holders of shares that, together with all other cash dividends previously paid to holders of shares in the same financial year, exceeds, on a per share basis, an amount equal to the interest that has accrued and shall accrue at 7% coupon interest rate in such financial year divided by the number of shares into which the note is convertible at the conversion price then in effect on the relevant record date. Therefore, net income attributable to the Company is reduced by such allocated earnings to participating convertible notes for each reporting period in both basic and diluted net income per share computation.
[2]	During the three and six months ended September 30, 2012 and 2013, the Company had potentially dilutive ordinary shares of 22,903,454 and 40,521,495 representing shares issuable upon conversion of the Notes (see Note 5), respectively. Such potentially dilutive ordinary shares were excluded from diluted net income per share computation because their effects would have been anti-dilutive.